Related Party Disclosures (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2023	Oct. 31, 2025	Oct. 31, 2024		Apr. 30, 2023
Related Party Disclosure [Line Items]
Remuneration management amount			$ 400	$ 300
Bearing interest rate			2.00%	2.00%
Repurchased shares, value				$ 447,522		$ 318,882
Other receivables			$ 2,611	1,093
Consideration amount				100,000
AMTD Group [Member]
Related Party Disclosure [Line Items]
Other receivables				116,430
Other Payables				15,346
Consideration amount			$ 64,020	$ 26,344
Class B Ordinary Shares [Member]
Related Party Disclosure [Line Items]
Repurchased shares (in Shares)		553,192		18,838,906	[1]
Repurchased shares, value	[1]			$ 2
Company transferred treasury shares (in Shares)				100,961
Class B Ordinary Shares [Member] | TGE [Member]
Related Party Disclosure [Line Items]
Issuance of shares (in Shares)		91,346		91,346
Class B Ordinary Shares [Member] | Immediate Holding Company [Member]
Related Party Disclosure [Line Items]
Repurchased shares (in Shares)				18,285,714		616,346
Repurchased shares, value				$ 553,192		$ 318,882

[1]	In December 2023 and October 2024, the Company repurchased 553,192 and 18,285,714 Class B ordinary shares from the immediate holding company, respectively, amounting to US$447,522 in aggregate.